WARRANTS LIABILITY (Details)						1 Months Ended	12 Months Ended
	Dec. 30, 2021 $ / shares	Nov. 30, 2021 USD ($) shares	Sep. 21, 2020	May 20, 2015 $ / shares shares	Apr. 23, 2014 $ / shares shares	Nov. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 29, 2010 $ / shares shares
Class of Warrant or Right [Line Items]
Extended exercisable period (in months)			18 months
Fair market value (in shares) | shares										1
Expiration term of warrant (in years)		5 years				5 years
Number of securities callable by warrants (in shares) | shares		1				1
Fractional shares issued upon exercise (in shares) | shares							0
Exercisable term from closing of business combination		30 days
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination							30 days
Unrealized gain from changes in the fair value | $							$ 3,819,000
Legacy Warrant
Class of Warrant or Right [Line Items]
Number of warrants converted (in shares) | shares						546,546
Number of securities callable by warrants (in shares) | shares		507,994				507,994
Warrant fair value measurement expense | $							4,581,000	$ 86,000	$ 24,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | $							3,162,500
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | $							7,060,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Derivative liability fair value | $		$ 22,791,000				$ 22,791,000	$ 18,972,000
Innovid Corp
Class of Warrant or Right [Line Items]
Exercise price per share (in dollars per share)	$ 11.50
Expiration term of warrant (in years)							5 years
Exercisable term from closing of business combination							30 days
Exercisable term, from closing Of public offering							1 year
Maximum equity issuance price for business combination (usd per share)	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Volume weighted average trading price, term	10 days
Adjustment of exercise price of warrants as a percent, based on market value	115.00%
Adjustment of redemption price of warrants as a percent based on market value	180.00%
Innovid Corp | Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00
Class of Warrant or Right [Line Items]
Redemption of warrants, reference price (in dollars per share)	$ 18.00
Redemption price of warrants (in dollars per share)	$ 0.01
Number of consecutive trading days	30 days
Initial public offering per share (in dollars per share)	$ 18.00
Redemption of warrants, threshold trading days	20 days
Minimum threshold written notice period for redemption of warrants	30 days
Innovid Corp | Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00
Class of Warrant or Right [Line Items]
Redemption of warrants, reference price (in dollars per share)	$ 10.00
Redemption price of warrants (in dollars per share)	$ 0.10
Number of consecutive trading days	30 days
Initial public offering per share (in dollars per share)	$ 10.00
Redemption of warrants, threshold trading days	20 days
Minimum threshold written notice period for redemption of warrants	30 days
Series A preferred stocks | Loan And Security Agreement
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares) | shares										221,521
Preference shares, par value (in dollars per share)										$ 0.001
Warrant, conversion ratio										1
Exercise price per share (in dollars per share)										$ 0.2709
Series C preferred stocks | TPC loan agreement
Class of Warrant or Right [Line Items]
Number of securities called by each warrant (in shares) | shares				107,843	217,182
Preference shares, par value (in dollars per share)				$ 0.001	$ 0.001
Exercise price per share (in dollars per share)				$ 1.001	$ 1.001
Expiration term of warrant (in years)				7 years	7 years
Exercisable, term, based on IPO date (in years)				5 years	5 years
Series C preferred stocks | TPC loan agreement | Minimum
Class of Warrant or Right [Line Items]
Exercise price per share (in dollars per share)				$ 0.701	$ 0.701